LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Growth Stock Fund (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is to seek long-term growth of capital. Dividend and interest income from the Fund's securities, if any, is incidental to the Fund's investment objective of long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP T. Rowe Price Growth Stock Fund		Standard Class	Service Class
Management Fee		0.64%	0.64%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses	[1]	0.07%	0.07%
Total Annual Fund Operating Expenses		0.71%	0.96%
Less Fee Waiver	[2],[3]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses	[4]	0.69%	0.94%
[1]	Other Expenses were restated to reflect the current fee structure of the fund.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: When the total Fund assets are less than $1 billion: 0.00% of the Fund's average daily net assets. When the Funds assets exceed $1 billion: 0.025% of the first $1 billion of the Fund's average daily net assets and 0.0125% on of the Fund’s average daily net assets in excess of $1 billion. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
[3]	The Fee Waiver was restated to reflect the current Fee Waiver of the fund.
[4]	(After Fee Waiver)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example - LVIP T. Rowe Price Growth Stock Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	70	224	391	875
Service Class	95	302	526	1,171

Expense Example, No Redemption - LVIP T. Rowe Price Growth Stock Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	70	224	391	875
Service Class	95	302	526	1,171

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in the common stocks of a diversified group of growth companies. The Fund generally seeks investment in stocks of large-cap companies, but also may invest in medium-cap companies. While the Fund primarily focuses on investing in U.S. companies, the Fund may also invest up to 25% of its total assets in foreign equity securities, including those in emerging markets.

The Fund mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.

The sub-adviser generally looks for companies with the following:

An above-average growth rate: Superior growth in earnings and cash flow.

A profitable niche: A lucrative niche in the economy that enables the company to sustain earnings momentum even during times of slow economic growth.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
  Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund's highest return for a quarter occurred in the first quarter of 2012 at: 18.90%.

The Fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (23.71%).
Average Annual Total Returns For periods ended 12/31/17
Average Annual Total Returns - LVIP T. Rowe Price Growth Stock Fund	1 year	5 years	10 years
Standard Class	33.69%	17.80%	9.87%
Service Class	33.36%	17.51%	9.60%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	30.21%	17.33%	10.00%